Summary of Stock Options Outstanding and Exercisable (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Options Exercisable	Dec. 31, 2011 Options Outstanding	Dec. 31, 2011 Range 1 Options Exercisable	Dec. 31, 2011 Range 1 Options Outstanding Year	Dec. 31, 2011 Range 2 Options Exercisable	Dec. 31, 2011 Range 2 Options Outstanding Year	Dec. 31, 2011 Range 3 Options Exercisable	Dec. 31, 2011 Range 3 Options Outstanding Year	Dec. 31, 2011 Range 4 Options Exercisable	Dec. 31, 2011 Range 4 Options Outstanding Year	Dec. 31, 2011 Range 5 Options Exercisable	Dec. 31, 2011 Range 5 Options Outstanding Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower range							$ 3.87	$ 3.87	$ 8.01	$ 8.01	$ 9.38	$ 9.38	$ 13.11	$ 13.11	$ 15.06	$ 15.06
Range of exercise prices, upper range							$ 8.00	$ 8.00	$ 9.37	$ 9.37	$ 13.10	$ 13.10	$ 15.05	$ 15.05	$ 19.42	$ 19.42
Aggregate intrinsic value						$ 3,599
Options Outstanding Weighted Average Remaining Contractual Life (Years)								6.92		0.26		2.95		5.01		6.28
Options Outstanding Number of Options Outstanding	2,137	2,816	3,895	4,961		2,137		21		72		495		807		742
Options Outstanding Weighted Average Exercise Price	$ 13.87	$ 13.52	$ 12.90	$ 12.21		$ 13.87		$ 4.04		$ 8.37		$ 11.65		$ 14.61		$ 15.36
Options Outstanding Weighted Average Fair Value	$ 5.84	$ 5.72	$ 5.62	$ 5.42		$ 5.84		$ 1.73		$ 4.47		$ 5.42		$ 6.48		$ 5.68
Aggregate intrinsic value					$ 3,470
Options Exercisable Number of Options Exercisable	2,126	2,790	3,853		2,126		10		72		495		807		742
Options Exercisable Weighted Average Exercise Price	$ 13.92	$ 13.60	$ 12.99		$ 13.92		$ 4.13		$ 8.37		$ 11.65		$ 14.61		$ 15.36
Options Exercisable Weighted Average Fair Value	$ 5.87	$ 5.76	$ 5.66		$ 5.87		$ 1.77		$ 4.47		$ 5.42		$ 6.48		$ 5.68